Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Share-based Compensation
20.	Share-based Compensation

The Company’s total share-based compensation expense for the years ended December 31, 2011, 2010 and 2009 was $5,333,860, $8,794,633, and $10,145,101, respectively.

Stock options
The Company’s employee stock option plans (the “Plans”) allow the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. In 2004, the Company adopted the 2004 Stock Option Plan (“2004 Option Plan”), under the terms of which the 2004 Option Plan options are granted at the fair market value of the Company’s ordinary shares and expire 10 years from the date of grant and vest over a requisite service period of four years. Any compensation expense is recognized on a straight-line basis over the employee service period. As of December 31, 2011, options to purchase 1,088,806,018 ordinary shares were outstanding, and options to purchase 1,296,138,596 ordinary shares were available for future grants.

As of December 31, 2011, the Company also has options to purchase 142,132,411 ordinary shares outstanding under the 2001 Stock Plan. The Company had not issued stock options under this plan after its initial public offering.

A summary of the stock option activity is as follows:

	Ordinary shares		Weighted Average
		Weighted
		average	Remaining	Aggregated
	Number of	exercise	Contractual	Intrinsic
	options	price	Term	Value
Options outstanding at
January 1, 2011	1,317,679,526	$0.11
Granted	321,290,693	$0.07
Exercised	(75,381,642)	$0.05
Cancelled	(332,650,148)	$0.11
Options outstanding at
December 31, 2011	1,230,938,429	$0.10	6.67 years	$2,642,018
Vested or expected to vest at
December 31, 2011	874,243,966	$0.11	5.93 years	$1,814,692
Exercisable at
December 31, 2011	465,796,149	$0.12	4.42 years	$954,932

The total intrinsic value of options exercised in the year ended December 31, 2011, 2010 and 2009 was $3,388,378, $2,572,660 and $167,625, respectively.

The weighted-average grant-date fair value of options granted during the year 2011, 2010 and 2009 was $0.04, $0.04 and $0.02 per option, respectively.

When estimating forfeiture rates, the Company uses historical data to estimate option exercise and employee termination within the pricing formula.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the assumptions noted below. The risk-free rate for periods within the contractual life of the option is based on the yield of the US Treasury Bond. The expected term of options granted represents the period of time that options granted are expected to be outstanding. Expected volatilities are based on the average volatility of our stock prices with the time period commensurate with the expected term of the options. The dividend yield is based on the Company’s intended future dividend plan.

	2011	2010	2009
Average risk-free rate of return	1.04%	1.28%	1.18%
Expected term	1–5 years	1–4 years	2–4 years
Volatility rate	69.15%	60.83%	55.95%
Expected dividend yield	—	—	—

Restricted share units
In January 2004, the Company adopted the 2004 Equity Incentive Plan (which was subsequently amended and restated on June 3, 2010.) (“2004 EIP”) whereby the Company provided additional incentives to the Company’s employees, directors and external consultants through the issuance of restricted shares, restricted share units and stock appreciation rights to the participants at the discretion of the Board of Directors. Under the amended and restated 2004 EIP, the Company was authorized to issue up to 1,015,931,725 ordinary shares, being the increased plan limit approved by its shareholders at the 2010 AGM, which is equivalent to 2.5% of its issued and outstanding ordinary shares as of March 31, 2010. As of December 31, 2011, 101,564,432 restricted share units were outstanding and 555,623,273 ordinary shares were available for future grant through the issuance of restricted shares, restricted share units and stock appreciation rights. The RSUs vest over a requisite service period of 4 years and expire 10 years from the date of grant. Any compensation expense is recognized on a straight-line basis over the employee service period.

A summary of RSU activities is as follows:

	Restricted share units		Weighted Average
		Weighted	Remaining
	Number of	average	Contractual	Aggregated
	Share Units	Fair Value	Term	Fair Value
Outstanding at January 1, 2011	144,457,562	$0.10
Granted	67,949,495	$0.07
Exercised	(78,230,676)	$0.10
Cancelled	(32,611,949)	$0.10
Outstanding at December 31, 2011	101,564,432	$0.07	9.01 years	$7,581,599
Vested or expected to vest at December 31, 2011	60,684,535	$0.07	9.00 years	$4,475,307

Pursuant to the 2004 EIP, the Company granted 67,949,495, 207,315,992 and 787,797 RSUs in 2011, 2010, and 2009, respectively, most of which vest over a period of four years. The fair value of the RSUs at the date of grant was $4,504,015, $20,169,232 and $32,213 in 2011, 2010, and 2009, respectively, which is expensed over the vesting period. As a result, the Company has recorded a compensation expense of $1,845,413, $3,493,661, and $3,370,893 in 2011, 2010, and 2009, respectively.

Unrecognized compensation cost related to non-vested share-based compensation.

As of December 31, 2011, there was $13,415,847 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2001 Stock Option Plan, 2004 Stock Option Plan and 2004 EIP. The cost is expected to be recognized over a weighted-average period of 1.51 years.